Shareholder Fees {- Fidelity® MSCI Information Technology Index ETF}	Nov. 29, 2021 USD ($)
09.30 Fidelity MSCI Sector ETFs Combo PRO-11 | Fidelity® MSCI Information Technology Index ETF
Shareholder Fees:
(fees paid directly from your investment)	none